Share based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share based payments [Abstract]
Number and weighted average exercise price of share options and warrants
The number and weighted average exercise price (in Sterling pence) of share options and warrants per ordinary share is as follows:

	Share Options			Warrants
	Units	Weighted average exercise price (Sterling pence)		Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2018 (pre share consolidation)	19,696,586	19.16	p	23,103,481	24.74	p
Balance at January 1, 2018 (restated for 6:1 share consolidation)	3,282,764	114.96	p	3,850,580	148.44	p
Lapsed	(31,909)	142.50	p	(32,255)	672.00	p
Outstanding at 31 December 2018	3,250,855	115.20	p	3,818,325	144.00	p
Exercisable at 31 December 2018	1,327,406	116.83	p	3,818,325	144.00	p

Balance at 1 January 2019 (restated for 6:1 share consolidation)	3,250,855	115.20	p	3,818,325	144.00	p
Granted	11,330,641	117.01	p	18,841,378	—
Lapsed	(99,776)	197.66	p	(3,472,783)	144.00	p
Exercised	—	—		(1,645,105)	—
Outstanding at 31 December 2019	14,481,720	116.00	p	17,541,815	0.03	p
Exercisable at 31 December 2019	2,468,310	109.08	p	17,541,815	0.03	p

Balance at 1 January 2020	14,481,720	116.00	p	17,541,815	0.03	p
Granted	4,432,000	144.76	p	—	—
Lapsed	(87,119)	113.42	p	—	—
Exercised	(72,953)	120.72	p	(8,229,753)	—
Outstanding at 31 December 2020	18,753,648	122.79	p	9,312,062	0.05	p
Exercisable at 31 December 2020	5,866,152	114.24	p	9,312,062	0.05	p

Equity instruments granted
The following are the inputs to the model for the equity instruments granted during the year:

	December 31, 2020 Options Inputs		December 31, 2020 Warrant Inputs	December 31, 2019 Options Inputs		December 31, 2019 Warrant Inputs
Days to Expiration	2,555		—	2,555		—
Volatility	33% - 37%		—	27% - 48%		—
Risk free interest rate	0.39% - 0.46%		—	0.38% - 0.83%		—
Share price at grant	123.5p – 178.9	p	—	75.84p – 121.5	p	—

Restricted share units activity
The following table summarizes the RSU activity for the year:

	RSUs
	Unit	Weighted average fair value (US$)
Balance at January 1, 2020	—	—
Granted	1,556,960	$2.34
Lapsed	(7,050)	$2.32
Exercised	—	—
Outstanding at December 31, 2020	1,549,910	$2.34

Value of share options and restricted share units
The value of share options and RSU’s charged to the Consolidated Statement of Comprehensive Loss during the year is as follows:
	December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Share option expense	4,134	841	821
RSU expense	595	—	—
Total share option expense	4,729	841	821